Consolidated Balance Sheets $ in Thousands, ¥ in Millions		Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Current assets
Cash and cash equivalents		$ 1,972	$ 2,120
Restricted cash		501
Accounts receivable, net		417	132
Advance to suppliers, net		6,513	11,553
Inventories		3,270	889
Prepayments, receivables and other assets, net		8,120	1,803
Deferred offering cost			1,555
Amounts due from related parties, net		294	403
Total current assets		21,087	18,455
Non-current assets
Property, equipment and software, net		427	441
Operating lease right-of-use assets		343	139
Total non-current assets		770	580
TOTAL ASSETS		21,857	19,035
Current liabilities
Short-term borrowings		8,131	5,739
Convertible bonds		4,346	4,180
Accounts payable		2,868	1,389
Deferred revenues		6,545	8,913
Accrued expenses and other current liabilities		17,189	11,485
Payable to redeemable non-controlling interests		16,616	14,893
Lease liabilities, current		530	352
Total current liabilities		56,992	47,429
Non-current liabilities
Lease liabilities, non-current		42	17
Total non-current assets		42	17
TOTAL LIABILITIES		57,034	47,446
Commitments and contingencies (Note 21)
Mezzanine equity
Redeemable principal interests (US$0.000001 par value; 28,900,700 and nil shares issued and outstanding as of September 30, 2023 and 2024, respectively)	[1]		118,860
Total mezzanine equity			118,860
Shareholders’ deficit
Ordinary shares, value	[1]
Subscription receivable
Additional paid-in capital		84,824	4,579
Accumulated deficit		(129,532)	(166,020)
Accumulated other comprehensive income		10,967	14,699
Total AUTOZI shareholders’ deficit		(33,741)	(146,742)
Non-controlling interests		(1,436)	(529)
Total shareholders’ deficit		(35,177)	(147,271)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		21,857	19,035
Common Class A [Member]
Shareholders’ deficit
Ordinary shares, value	[1]
Common Class B [Member]
Shareholders’ deficit
Ordinary shares, value	[1]
Related Party [Member]
Current assets
Amounts due from related parties, net		294	403
Current liabilities
Amounts due to related parties		$ 767	$ 478

[1]	The shares and per share information are presented on a retroactive basis to reflect the First Share Split and Second Share Split (See Note 16).